Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	2,209,590	307,364
Vacation pay payable	214,084	143,074
Payroll and other taxes	57,067	50,871
Severance payable	0	543,927
Accounts payable and accrued liabilities	2,480,741	1,045,236